INCOME TAXES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	16.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	9.00%
Operating Loss Carryforwards	$ 50,629
Deferred Tax Assets, Capital Loss Carryforwards	$ 30,838
Dividend Distribution Tax Rate	20.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%	26.50%	25.00%
Pointer Argentina [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 131
Pointer Argentina [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period	2016
Pointer Argentina [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period	2020
Pointer Mexico [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 3,034
Pointer Mexico [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period	2016
Pointer Mexico [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period	2024
Shagrir Systems Limited [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 4,471
Pointer Brazil [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	2,314
Pointer South Africa [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 5,557
ISRAEL
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	26.50%	26.50%	25.00%
Foreign Residents Tax Rate	20.00%
MEXICO
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	30.00%	30.00%
Approved Enterprise Benefits [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%	26.50%	25.00%
Privileged Enterprise Benefits [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%